Shareholder Report, Line Graph (Details) 74200026000_Franklin LifeSmart 2035 Retirement Target Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 19,742	$ 17,515	$ 15,035	$ 17,980	$ 15,708	$ 13,801	$ 11,431	$ 12,242	$ 10,348	$ 10,000	$ 23,269
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,482	10,662	10,086	12,042	12,637	11,573	10,832	10,964	10,209	10,000	$ 11,338
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark
Accumulated Value	20,049	17,913	15,215	18,472	16,379	14,334	11,808	12,697	10,656	10,000	$ 23,669
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Multiverse Index
Accumulated Value	$ 10,706	$ 10,851	$ 10,233	$ 12,184	$ 12,759	$ 11,703	$ 10,924	$ 11,075	$ 10,284	$ 10,000	$ 11,607